Subsequent Events (Details) - USD ($)	1 Months Ended		6 Months Ended
	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Subsequent Events (Textual)
Repayments of short term bank loans			$ 5,148,108	$ 2,582,752
Repayments of notes payable			16,992,166	11,484,507
Proceeds from short term bank loans			3,061,836	3,270,048
Proceeds from notes payable			17,933,236	10,059,805
Proceeds from long term bank loans			$ 2,399,228	$ 587,667
Subsequent Event [Member]
Subsequent Events (Textual)
Repayments of short term bank loans	$ 9,600,000	$ 9,600,000
Repayments of notes payable	800,000	800,000
Proceeds from short term bank loans	7,600,000	7,600,000
Proceeds from notes payable	1,400,000	1,400,000
Proceeds from long term bank loans	$ 3,500,000	$ 3,500,000